Debt	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt
DEBT
Long-term debt consisted of the following as of the dates indicated:

	March 31,	December 31,
	2014	2013

	(in thousands)
Revolving credit facility	$137,000	$10,000
7.625 % Senior Notes due 2021	450,000	450,000
Total long-term debt	$587,000	$460,000

Senior Notes
On September 18, 2013, the Company completed an offering of $450.0 million in aggregate principal amount of 7.625% senior unsecured notes due 2021 (the “Senior Notes”). The Senior Notes bear interest at the rate of 7.625% per annum, payable semi-annually, in arrears on April 1 and October 1 of each year, commencing on April 1, 2014 and will mature on October 1, 2021. The Senior Notes are fully and unconditionally guaranteed by the Company’s subsidiaries. The net proceeds from the Senior Notes were used to fund the acquisition of mineral interests underlying approximately 14,804 gross (12,687 net) acres in Midland County, Texas in the Permian Basin.
The Senior Notes were issued under, and are governed by, an indenture among the Company, the subsidiary guarantors party thereto and Wells Fargo Bank, N.A., as the trustee (the “Indenture”). The Indenture contains certain covenants that, subject to certain exceptions and qualifications, among other things, limit the Company’s ability and the ability of the restricted subsidiaries to incur or guarantee additional indebtedness, make certain investments, declare or pay dividends or make other distributions on, or redeem or repurchase, capital stock, prepay subordinated indebtedness, sell assets including capital stock of subsidiaries, agree to payment restrictions affecting the Company’s restricted subsidiaries, consolidate, merge, sell or otherwise dispose of all or substantially all of its assets, enter into transactions with affiliates, incur liens, engage in business other than the oil and gas business and designate certain of the Company’s subsidiaries as unrestricted subsidiaries. If the Company experiences certain kinds of changes of control or if it sells certain of its assets, holders of the Senior Notes may have the right to require the Company to repurchase their Senior Notes.
The Company will have the option to redeem the Senior Notes, in whole or in part, at any time on or after October 1, 2016 at the redemption prices (expressed as percentages of principal amount) of 105.719% for the 12-month period beginning on October 1, 2016, 103.813% for the 12-month period beginning on October 1, 2017, 101.906% for the 12-month period beginning on October 1, 2018 and 100.000% beginning on October 1, 2019 and at any time thereafter with any accrued and unpaid interest to, but not including, the date of redemption. In addition, prior to October 1, 2016, the Company may redeem all or a part of the Senior Notes at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus a “make-whole” premium at the redemption date. Furthermore, before October 1, 2016, the Company may, at any time or from time to time, redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of certain equity offerings at a redemption price of 107.625% of the principal amount of the Senior Notes being redeemed plus any accrued and unpaid interest to the date of redemption, if at least 65% of the aggregate principal amount of the Senior Notes originally issued under the Indenture remains outstanding immediately after such redemption and the redemption occurs within 120 days of the closing date of such equity offering.
In connection with the issuance of the Senior Notes, the Company and the subsidiary guarantors entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the initial purchasers on September 18, 2013, pursuant to which the Company and the subsidiary guarantors have agreed to file a registration statement with respect to an offer to exchange the Senior Notes for a new issue of substantially identical debt securities registered under the Securities Act, which registration statement was filed with the SEC on March 14, 2014. Under the Registration Rights Agreement, the Company also agreed to use its commercially reasonable efforts to cause the exchange offer registration statement to become effective within 360 days after the issue date of the Senior Notes and to consummate the exchange offer 30 days after effectiveness. The Company may be required to file a shelf registration statement to cover resales of the Senior Notes under certain circumstances. If the Company fails to satisfy certain of its obligations under the Registration Rights Agreement, the Company agreed to pay additional interest to the holders of the Senior Notes as specified in the Registration Rights Agreement.

Credit Facility-Wells Fargo Bank
On October 15, 2010, the Company entered into a secured revolving credit agreement with BNP Paribas, or BNP, as the administrative agent, sole book runner and lead arranger. On May 10, 2012, the revolving credit agreement was amended to provide for the resignation of BNP, and the appointment of Wells Fargo Bank, National Association, as administrative agent for the lenders. The credit agreement was amended and restated as of July 24, 2012 and again as of November 1, 2013. The credit agreement, as so amended and restated, provides for a revolving credit facility in the maximum amount of $600 million, subject to scheduled semi-annual and other elective collateral borrowing base redeterminations based on the Company’s oil and natural gas reserves and other factors (the “borrowing base”). The borrowing base is scheduled to be re-determined semi-annually with effective dates of April 1st and October 1st. In addition, the Company may request up to three additional redeterminations of the borrowing base during any 12-month period. As of March 31, 2014 and December 31, 2013, the borrowing base was set at $225.0 million. In connection with our April 2014 redetermination, the administrative agent has informed the Company that it has approved a borrowing base of $450.0 million based on the Company’s current assets. As of March 31, 2014, the Company had outstanding borrowings of $137.0 million which bore interest at a weighted average rate of 2.16%. As of December 31, 2013, the Company had outstanding borrowings of $10.0 million which bore interest at a weighted average rate of 1.67%.

The outstanding borrowings under the credit agreement bear interest at a rate elected by the Company that is based on the prime rate or LIBOR plus margins ranging from 0.50% for prime-based loans and 1.50% for LIBOR loans to 1.50% for prime-based loans and 2.50% for LIBOR loans, in each case depending on the amount of the loan outstanding in relation to the borrowing base. The Company is obligated to pay a quarterly commitment fee ranging from 0.375% to 0.500% per year on the unused portion of the borrowing base, which fee is also dependent on the amount of the loan outstanding in relation to the borrowing base. Loan principal may be optionally repaid from time to time without premium or penalty (other than customary LIBOR breakage), and is required to be paid (a) if the loan amount exceeds the borrowing base, whether due to a borrowing base redetermination or otherwise (in some cases subject to a cure period) and (b) at the maturity date of November 1, 2018. The loan is secured by substantially all of the assets of the Company and its subsidiaries.

The credit agreement contains various affirmative, negative and financial maintenance covenants. These covenants, among other things, limit additional indebtedness, additional liens, sales of assets, mergers and consolidations, dividends and distributions, transactions with affiliates and entering into certain swap agreements and require the maintenance of the financial ratios described below.

Financial Covenant	Required Ratio
Ratio of total debt to EBITDAX	Not greater than 4.0 to 1.0
Ratio of current assets to liabilities, as defined in the credit agreement	Not less than 1.0 to 1.0

The covenant prohibiting additional indebtedness allows for the issuance of unsecured debt of up to $750 million in the form of senior or senior subordinated notes and, in connection with any such issuance, the reduction of the borrowing base by 25% of the stated principal amount of each such issuance. A borrowing base reduction in connection with such issuance may require a portion of the outstanding principal of the loan to be repaid. As of March 31, 2014, the Company had $450 million of senior unsecured notes outstanding.

As of March 31, 2014 and December 31, 2013, the Company was in compliance with all financial covenants under its revolving credit facility, as then in effect. The lenders may accelerate all of the indebtedness under the Company’s revolving credit facility upon the occurrence and during the continuance of any event of default. The credit agreement contains customary events of default, including non-payment, breach of covenants, materially incorrect representations, cross-default, bankruptcy and change of control. There are no cure periods for events of default due to non-payment of principal and breaches of negative and financial covenants, but non-payment of interest and breaches of certain affirmative covenants are subject to customary cure periods.

DEBT
Long-term debt consisted of the following as of the dates indicated:

	June 30,	December 31,
	2014	2013

	(in thousands)
Revolving credit facility	$46,000	$10,000
7.625 % Senior Notes due 2021	450,000	450,000
Total long-term debt	$496,000	$460,000

Senior Notes
On September 18, 2013, the Company completed an offering of $450.0 million in aggregate principal amount of 7.625% senior unsecured notes due 2021 (the “Senior Notes”). The Senior Notes bear interest at the rate of 7.625% per annum, payable semi-annually, in arrears on April 1 and October 1 of each year, commencing on April 1, 2014 and will mature on October 1, 2021. On June 23, 2014, in connection with the Viper Offering, the Company designated the Partnership, the General Partner and Viper Energy LLC as unrestricted subsidiaries and, upon such designation, Viper Energy LLC, which was a guarantor under the indenture governing of the Senior Notes, was released as a guarantor under the indenture. As a result, the Senior Notes are now fully and unconditionally guaranteed by Diamondback O&G LLC and Diamondback E&P LLC and will also be guaranteed by any future restricted subsidiaries of Diamondback. The net proceeds from the Senior Notes were used to fund the acquisition of mineral interests underlying approximately 14,804 gross (12,687 net) acres in Midland County, Texas in the Permian Basin.
The Senior Notes were issued under, and are governed by, an indenture among the Company, the subsidiary guarantors party thereto and Wells Fargo Bank, N.A., as the trustee (the “Indenture”). The Indenture contains certain covenants that, subject to certain exceptions and qualifications, among other things, limit the Company’s ability and the ability of the restricted subsidiaries to incur or guarantee additional indebtedness, make certain investments, declare or pay dividends or make other distributions on, or redeem or repurchase, capital stock, prepay subordinated indebtedness, sell assets including capital stock of subsidiaries, agree to payment restrictions affecting the Company’s restricted subsidiaries, consolidate, merge, sell or otherwise dispose of all or substantially all of its assets, enter into transactions with affiliates, incur liens, engage in business other than the oil and gas business and designate certain of the Company’s subsidiaries as unrestricted subsidiaries. If the Company experiences certain kinds of changes of control or if it sells certain of its assets, holders of the Senior Notes may have the right to require the Company to repurchase their Senior Notes.
The Company will have the option to redeem the Senior Notes, in whole or in part, at any time on or after October 1, 2016 at the redemption prices (expressed as percentages of principal amount) of 105.719% for the 12-month period beginning on October 1, 2016, 103.813% for the 12-month period beginning on October 1, 2017, 101.906% for the 12-month period beginning on October 1, 2018 and 100.000% beginning on October 1, 2019 and at any time thereafter with any accrued and unpaid interest to, but not including, the date of redemption. In addition, prior to October 1, 2016, the Company may redeem all or a part of the Senior Notes at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus a “make-whole” premium at the redemption date. Furthermore, before October 1, 2016, the Company may, at any time or from time to time, redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of certain equity offerings at a redemption price of 107.625% of the principal amount of the Senior Notes being redeemed plus any accrued and unpaid interest to the date of redemption, if at least 65% of the aggregate principal amount of the Senior Notes originally issued under the Indenture remains outstanding immediately after such redemption and the redemption occurs within 120 days of the closing date of such equity offering.
In connection with the issuance of the Senior Notes, the Company and the subsidiary guarantors entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the initial purchasers on September 18, 2013, pursuant to which the Company and the subsidiary guarantors have agreed to file a registration statement with respect to an offer to exchange the Senior Notes for a new issue of substantially identical debt securities registered under the Securities Act, which registration statement was filed with the SEC on March 14, 2014. Under the Registration Rights Agreement, the Company also agreed to use its commercially reasonable efforts to cause the exchange offer registration statement to become effective within 360 days after the issue date of the Senior Notes and to consummate the exchange offer 30 days after effectiveness. The Company may be required to file a shelf registration statement to cover resales of the Senior Notes under certain circumstances. If the Company fails to satisfy certain of its obligations under the Registration Rights Agreement, the Company agreed to pay additional interest to the holders of the Senior Notes as specified in the Registration Rights Agreement.
Credit Facility-Wells Fargo Bank
The Company’s secured second amended and restated credit agreement, dated November 1, 2013, with a syndication of banks, including Wells Fargo as administrative agent sole book runner and lead arranger, provides for a revolving credit facility in the maximum amount of $600.0 million, subject to scheduled semi-annual and other elective collateral borrowing base redeterminations based on the Company’s oil and natural gas reserves and other factors (the “borrowing base”). The borrowing base is scheduled to be re-determined semi-annually with effective dates of April 1st and October 1st. In addition, the Company may request up to three additional redeterminations of the borrowing base during any 12-month period. As of June 30, 2014, the borrowing base was set at $350.0 million and the Company had outstanding borrowings of $46.0 million.

The outstanding borrowings under the credit agreement bear interest at a rate elected by the Company that is equal to an alternative base rate (which is equal to the greatest of the prime rate, the Federal Funds effective rate plus 0.5% and 3-month LIBOR plus 1.0%) or LIBOR, in each case plus the applicable margin. The applicable margin ranges from 0.5% to 1.50% in the case of the alternative base rate and from 1.50% to 2.50% in the case of LIBOR, in each case depending on the amount of the loan outstanding in relation to the borrowing base. The Company is obligated to pay a quarterly commitment fee ranging from 0.375% to 0.500% per year on the unused portion of the borrowing base, which fee is also dependent on the amount of the loan outstanding in relation to the borrowing base. Loan principal may be optionally repaid from time to time without premium or penalty (other than customary LIBOR breakage), and is required to be paid (a) if the loan amount exceeds the borrowing base, whether due to a borrowing base redetermination or otherwise (in some cases subject to a cure period) and (b) at the maturity date of November 1, 2018.

On June 9, 2014, Diamondback entered into a first amendment (the “First Amendment”) to the second amended and restated credit agreement, dated November 1, 2013. The First Amendment modified certain provisions of the credit agreement to, among other things, allow the Company to designate one or more of our subsidiaries as “Unrestricted Subsidiaries” that are not subject to certain restrictions contained in the credit agreement. In connection with the Viper Offering, the Company designated the Partnership, the General Partner and Viper Energy LLC as unrestricted subsidiaries under the credit agreement and, upon such designation, Viper Energy LLC, which was a guarantor under the Indenture, was released as a guarantor under the Indenture. As a result, the loan is now secured by substantially all of the assets of the Company, Diamondback E&P LLC and Diamondback O&G LLC and will also be secured by any future restricted subsidiaries of Diamondback.

The credit agreement contains various affirmative, negative and financial maintenance covenants. These covenants, among other things, limit additional indebtedness, additional liens, sales of assets, mergers and consolidations, dividends and distributions, transactions with affiliates and entering into certain swap agreements and require the maintenance of the financial ratios described below.

Financial Covenant	Required Ratio
Ratio of total debt to EBITDAX	Not greater than 4.0 to 1.0
Ratio of current assets to liabilities, as defined in the credit agreement	Not less than 1.0 to 1.0

The covenant prohibiting additional indebtedness allows for the issuance of unsecured debt of up to $750.0 million in the form of senior or senior subordinated notes and, in connection with any such issuance, the reduction of the borrowing base by 25% of the stated principal amount of each such issuance. A borrowing base reduction in connection with such issuance may require a portion of the outstanding principal of the loan to be repaid. As of June 30, 2014, the Company had $450.0 million of senior unsecured notes outstanding.

As of June 30, 2014 and December 31, 2013, the Company was in compliance with all financial covenants under its revolving credit facility, as then in effect. The lenders may accelerate all of the indebtedness under the Company’s revolving credit facility upon the occurrence and during the continuance of any event of default. The credit agreement contains customary events of default, including non-payment, breach of covenants, materially incorrect representations, cross-default, bankruptcy and change of control. There are no cure periods for events of default due to non-payment of principal and breaches of negative and financial covenants, but non-payment of interest and breaches of certain affirmative covenants are subject to customary cure periods.
Partnership Credit Facility-Wells Fargo Bank
On July 8, 2014, the Partnership entered into a secured revolving credit agreement with Wells Fargo, as the administrative agent, sole book runner and lead arranger. The credit agreement provides for a revolving credit facility in the maximum amount of $500.0 million, subject to scheduled semi-annual and other elective collateral borrowing base redeterminations based on the Partnership’s oil and natural gas reserves and other factors (the “borrowing base”). The borrowing base is scheduled to be re-determined semi-annually with effective dates of April 1st and October 1st. In addition, the Partnership may request up to three additional redeterminations of the borrowing base during any 12-month period. As of July 8, 2014, the borrowing base was set at $110.0 million, and Wells Fargo was the only lender under the credit agreement, with a maximum credit amount of $55.0 million. Under the credit agreement, the commitment of the lenders is equal to the lessor of the aggregate maximum credit amounts of the lenders and the borrowing base. As of August 6, 2014, the borrowing base was increased to $110.0 million with Wells Fargo as the only lender under the credit agreement. The Partnership had outstanding borrowings of $50.0 million as of August 6, 2014.
The outstanding borrowings under the credit agreement bear interest at a rate elected by the Partnership that is equal to an alternative base rate (which is equal to the greatest of the prime rate, the Federal Funds effective rate plus 0.5% and 3-month LIBOR plus 1.0%) or LIBOR, in each case plus the applicable margin. The applicable margin ranges from 0.5% to 1.50% in the case of the alternative base rate and from 1.50% to 2.50% in the case of LIBOR, in each case depending on the amount of the loan outstanding in relation to the borrowing base. The Partnership is obligated to pay a quarterly commitment fee ranging from 0.375% to 0.500% per year on the unused portion of the borrowing base, which fee is also dependent on the amount of the loan outstanding in relation to the borrowing base. Loan principal may be optionally repaid from time to time without premium or penalty (other than customary LIBOR breakage), and is required to be paid (a) if the loan amount exceeds the borrowing base, whether due to a borrowing base redetermination or otherwise (in some cases subject to a cure period) and (b) at the maturity date of July 8, 2019. The loan is secured by substantially all of the assets of the Partnership and its subsidiaries.
The credit agreement contains various affirmative, negative and financial maintenance covenants. These covenants, among other things, limit additional indebtedness, additional liens, sales of assets, mergers and consolidations, dividends and distributions, transactions with affiliates and entering into certain swap agreements and require the maintenance of the financial ratios described below.

Financial Covenant	Required Ratio
Ratio of total debt to EBITDAX	Not greater than 4.0 to 1.0
Ratio of current assets to liabilities, as defined in the credit agreement	Not less than 1.0 to 1.0
EBITDAX will be annualized beginning with the quarter ending September 30, 2014 and ending with the quarter ended March 31, 2015

The covenant prohibiting additional indebtedness allows for the issuance of unsecured debt of up to $250.0 million in the form of senior unsecured notes and, in connection with any such issuance, the reduction of the borrowing base by 25% of the stated principal amount of each such issuance. A borrowing base reduction in connection with such issuance may require a portion of the outstanding principal of the loan to be repaid.
The lenders may accelerate all of the indebtedness under the Partnership’s revolving credit facility upon the occurrence and during the continuance of any event of default. The credit agreement contains customary events of default, including non-payment, breach of covenants, materially incorrect representations, cross-default, bankruptcy and change of control. There are no cure periods for events of default due to non-payment of principal and breaches of negative and financial covenants, but non-payment of interest and breaches of certain affirmative covenants are subject to customary cure periods.

DEBT
Long-term debt consisted of the following:

	December 31,
	2013	2012
Revolving credit facility	$10,000	$—
7.625 % Senior Notes due 2021	450,000	—
Note Payable	—	338
Total long-term debt	460,000	338
Less current portion of long-term debt	—	(145)
Long-term debt, net of current portion	$460,000	$193

Senior Notes
On September 18, 2013, the Company completed an offering of $450,000 in aggregate principal amount of 7.625% senior unsecured notes due 2021 (the “Senior Notes”). The Senior Notes bear interest at the rate of 7.625% per annum, payable semi-annually, in arrears on April 1 and October 1 of each year, commencing on April 1, 2014 and will mature on October 1, 2021. The Senior Notes are fully and unconditionally guaranteed by the Company’s subsidiaries. The net proceeds from the Senior Notes were used to fund the acquisition of mineral interests underlying approximately 15,000 gross (12,500 net) acres in Midland County, Texas in the Permian Basin.
The Senior Notes were issued under, and are governed by, an indenture among the Company, the subsidiary guarantors party thereto and Wells Fargo Bank, N.A., as the trustee (the “Indenture”). The Indenture contains certain covenants that, subject to certain exceptions and qualifications, among other things, limit the Company’s ability and the ability of the restricted subsidiaries to incur or guarantee additional indebtedness, make certain investments, declare or pay dividends or make other distributions on, or redeem or repurchase, capital stock, prepay subordinated indebtedness, sell assets including capital stock of subsidiaries, agree to payment restrictions affecting the Company’s restricted subsidiaries, consolidate, merge, sell or otherwise dispose of all or substantially all of its assets, enter into transactions with affiliates, incur liens, engage in business other than the oil and gas business and designate certain of the Company’s subsidiaries as unrestricted subsidiaries. If the Company experiences certain kinds of changes of control or if it sells certain of its assets, holders of the Senior Notes may have the right to require the Company to repurchase their Senior Notes.
The Company will have the option to redeem the Senior Notes, in whole or in part, at any time on or after October 1, 2016 at the redemption prices (expressed as percentages of principal amount) of 105.719% for the 12-month period beginning on October 1, 2016, 103.813% for the 12-month period beginning on October 1, 2017, 101.906% for the 12-month period beginning on October 1, 2018 and 100.000% beginning on October 1, 2019 and at any time thereafter with any accrued and unpaid interest to, but not including, the date of redemption. In addition, prior to October 1, 2016, the Company may redeem all or a part of the Senior Notes at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus a “make-whole” premium at the redemption date. Furthermore, before October 1, 2016, the Company may, at any time or from time to time, redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of certain equity offerings at a redemption price of 107.625% of the principal amount of the Senior Notes being redeemed plus any accrued and unpaid interest to the date of redemption, if at least 65% of the aggregate principal amount of the Senior Notes originally issued under the Indenture remains outstanding immediately after such redemption and the redemption occurs within 120 days of the closing date of such equity offering.
In connection with the issuance of the Senior Notes, the Company and the subsidiary guarantors entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the initial purchasers on September 18, 2013, pursuant to which the Company and the subsidiary guarantors have agreed to file a registration statement with respect to an offer to exchange the Senior Notes for a new issue of substantially identical debt securities registered under the Securities Act. Under the Registration Rights Agreement, the Company also agreed to use its commercially reasonable efforts to cause the exchange offer registration statement to become effective within 360 days after the issue date of the Senior Notes and to consummate the exchange offer 30 days after effectiveness. The Company may be required to file a shelf registration statement to cover resales of the Senior Notes under certain circumstances. If the Company fails to satisfy certain of its obligations under the Registration Rights Agreement, the Company agreed to pay additional interest to the holders of the Senior Notes as specified in the Registration Rights Agreement.

Credit Facility-Wells Fargo Bank
On October 15, 2010, the Company entered into a secured revolving credit agreement with BNP Paribas, or BNP, as the administrative agent, sole book runner and lead arranger. On May 10, 2012, the revolving credit agreement was amended to provide for the resignation of BNP, and the appointment of Wells Fargo Bank, National Association, as administrative agent for the lenders. The credit agreement was amended and restated as of July 24, 2012 and again as of November 1, 2013. The credit agreement, as so amended and restated, provides for a revolving credit facility in the maximum amount of $600,000, subject to scheduled semi-annual and other elective collateral borrowing base redeterminations based on the Company’s oil and natural gas reserves and other factors (the “borrowing base”). The borrowing base is scheduled to be re-determined semi-annually with effective dates of April 1st and October 1st. In addition, the Company may request up to three additional redeterminations of the borrowing base during any 12-month period. As of December 31, 2013, the borrowing base was $225,000. As of December 31, 2013, the Company had outstanding borrowings of $10,000 which bore a weighted average interest rate of 1.67%.

The outstanding borrowings under the credit agreement bear interest at a rate elected by the Company that is based on the prime rate or LIBOR plus margins ranging from 0.50% for prime-based loans and 1.50% for LIBOR loans to 1.50% for prime-based loans and 2.50% for LIBOR loans, in each case depending on the amount of the loan outstanding in relation to the borrowing base. The Company is obligated to pay a quarterly commitment fee ranging from 0.375% to 0.500% per year on the unused portion of the borrowing base, which fee is also dependent on the amount of the loan outstanding in relation to the borrowing base. Loan principal may be optionally repaid from time to time without premium or penalty (other than customary LIBOR breakage), and is required to be paid (a) if the loan amount exceeds the borrowing base, whether due to a borrowing base redetermination or otherwise (in some cases subject to a cure period) and (b) at the maturity date of November 1, 2018. The loan is secured by substantially all of the assets of the Company and its subsidiaries.

The credit agreement contains various affirmative, negative and financial maintenance covenants. These covenants, among other things, limit additional indebtedness, additional liens, sales of assets, mergers and consolidations, dividends and distributions, transactions with affiliates and entering into certain swap agreements and require the maintenance of the financial ratios described below.

Financial Covenant	Required Ratio
Ratio of total debt to EBITDAX	Not greater than 4.0 to 1.0
Ratio of current assets to liabilities, as defined in the credit agreement	Not less than 1.0 to 1.0
EBITDAX will be annualized beginning with the quarter ended September 30, 2013 and ending with the quarter ending March 31, 2014.

The covenant prohibiting additional indebtedness allows for the issuance of unsecured debt of up to $750,000 in the form of senior or senior subordinated notes and, in connection with any such issuance, the reduction of the borrowing base by 25% of the stated principal amount of each such issuance. A borrowing base reduction in connection with such issuance may require a portion of the outstanding principal of the loan to be repaid. As of December 31, 2013, the Company had $450,000 of senior notes outstanding.

As of December 31, 2013 and December 31, 2012, the Company was in compliance with all financial covenants under its revolving credit facility, as then in effect. The lenders may accelerate all of the indebtedness under the Company’s revolving credit facility upon the occurrence and during the continuance of any event of default. The credit agreement contains customary events of default, including non-payment, breach of covenants, materially incorrect representations, cross-default, bankruptcy and change of control. There are no cure periods for events of default due to non-payment of principal and breaches of negative and financial covenants, but non-payment of interest and breaches of certain affirmative covenants are subject to customary cure periods.
Note Payable
The Company entered into an installment payment contract with EMC Corporation for the purchase of computer equipment. The contract is payable in equal installments over a period of 36 months. The Company repaid all outstanding borrowings under this note in 2013 and, as of December 31, 2013, had no amounts outstanding under this note. As of December 31, 2012, the Company had amounts outstanding under this note of $338.

Subordinated Note
Effective May 14, 2012, the Company issued a subordinated note to an affiliate of Wexford pursuant to which, as amended, the Wexford affiliate could, from time to time, advance up to an aggregate of $45,000. These advances were solely at the lender’s discretion and neither Wexford nor any of its affiliates had any commitment or obligation to provide further capital support to the Company. The note bore interest at a rate equal to LIBOR plus 0.28% or 8% per annum, whichever was lower. Interest was due quarterly in arrears beginning on July 1, 2012. Interest payments were payable in kind by adding such amounts to the principal balance of the note. The unpaid principal balance and all accrued interest on the note was due and payable in full on January 31, 2015 or the earlier completion of an initial public offering. Any indebtedness evidenced by this note was subordinate in the right of payment to any indebtedness outstanding under the Company’s revolving credit facility. Prior to the completion of the IPO, there was $30,050 in aggregate principal and interest outstanding under this note. In connection with the IPO, the Company repaid all outstanding borrowings under the subordinated note and the subordinated note was canceled.

Interest expense
The following amounts have been incurred and charged to interest expense for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
Cash payments for interest	$404	$3,017	$2,265
Amortization of debt issuance costs	1,018	494	250
Accrued interest related to the Senior Notes	9,913	—	—
Change in accrued interest and other	675	99	13
Interest charges incurred	12,010	3,610	2,528
Less capitalized interest	(3,951)	—	—
Total interest expense	$8,059	$3,610	$2,528